Schedule of Investments PIMCO New York Municipal Income Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 151.4% ¤
MUNICIPAL BONDS & NOTES 151.4%
ARIZONA 0.0%
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^(a)	$300	$12

CALIFORNIA 1.3%
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 11/15/2046	890	913

DELAWARE 1.5%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	965	851
7.120% due 10/01/2038	175	172

		1,023

NEW HAMPSHIRE 1.0%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 5.087% due 07/20/2027	652	671

NEW YORK 141.2%
Albany Capital Resource Corp., New York Revenue Bonds, Series 2024 4.750% due 06/01/2054	400	404
Brookhaven Local Development Corp., New York Revenue Bonds, Series 2020 4.000% due 11/01/2055	450	418
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	1,190	1,108
Build NYC Resource Corp., New York Revenue Bonds, Series 2023 5.250% due 07/01/2062	750	788
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017 4.000% due 07/01/2046	435	435
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2020 5.000% due 07/01/2045	410	434
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2022 4.000% due 07/01/2049	765	717
Erie County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured), Series 2023 4.250% due 02/01/2041	1,393	1,383
Housing Development Corp., New York Revenue Bonds, Series 2017 3.700% due 11/01/2047	1,000	931
Huntington Local Development Corp., New York Revenue Bonds, Series 2021 5.250% due 07/01/2056	500	452
Long Island Power Authority, New York Revenue Bonds, Series 2023 5.000% due 09/01/2048	1,000	1,099
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014 5.000% due 11/15/2039	1,000	1,001
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.000% due 11/15/2031	2,500	2,599
5.000% due 11/15/2051	1,000	1,024
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020 4.000% due 07/01/2050	750	744
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2023 5.000% due 07/01/2053	750	824
Nassau County, New York General Obligation Bonds, (AGM Insured), Series 2018 5.000% due 04/01/2036	2,000	2,131
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021 5.000% due 01/01/2058 ^(a)	1,092	327
Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 2006 5.125% due 06/01/2046	1,230	1,129
New York City Housing Development Corp., New York Revenue Bonds, Series 2024 4.850% due 11/01/2059	500	513
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2022 5.250% due 11/01/2048	3,500	3,865
New York City Water & Sewer System, New York Revenue Bonds, Series 2016 4.000% due 06/15/2046	830	826
New York City Water & Sewer System, New York Revenue Bonds, Series 2018 5.000% due 06/15/2040	2,700	2,851
New York City, New York General Obligation Bonds, Series 2018 5.000% due 04/01/2045	1,300	1,362
New York City, New York General Obligation Bonds, Series 2024
5.250% due 03/01/2053	800	892
5.250% due 04/01/2054	1,300	1,449

Schedule of Investments PIMCO New York Municipal Income Fund (Cont.)	September 30, 2024 (Unaudited)

New York City, New York Health and Hospitals Corp. Revenue Bonds, Series 2021 4.000% due 02/15/2048	880	859
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2020 4.000% due 06/15/2050	600	598
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022 5.250% due 06/15/2052	2,000	2,208
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048	700	787
5.250% due 06/15/2053	700	780
New York Convention Center Development Corp. Revenue Bonds, Series 2016 5.000% due 11/15/2046	750	767
New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	20,000	4,525
0.000% due 06/01/2055 (b)	7,000	645
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	770	909
New York Liberty Development Corp. Revenue Bonds, Series 2007 5.500% due 10/01/2037	750	911
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	1,650	1,651
New York Liberty Development Corp. Revenue Bonds, Series 2021 2.875% due 11/15/2046	440	343
New York Mortgage Agency Homeowner Mortgage State Revenue Bonds, Series 2015 3.800% due 04/01/2028	500	500
New York Power Authority Revenue Bonds, (AGM Insured), Series 2022
4.000% due 11/15/2047	750	752
4.000% due 11/15/2061	750	734
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2055	2,100	2,080
New York State Dormitory Authority Revenue Bonds, (AGM/CR Insured), Series 2022 4.250% due 05/01/2052	850	862
New York State Dormitory Authority Revenue Bonds, Series 2017 4.000% due 02/15/2047	500	492
New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 07/01/2041	750	758
4.000% due 03/15/2043	1,000	1,004
New York State Dormitory Authority Revenue Bonds, Series 2019 4.000% due 07/01/2044	1,200	1,202
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 07/01/2050	4,355	4,312
5.000% due 07/01/2053	650	693
New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 07/01/2049	345	334
4.000% due 07/01/2051	1,200	1,193
5.000% due 07/15/2050	345	355
New York State Dormitory Authority Revenue Bonds, Series 2023 5.000% due 07/01/2048	300	327
New York State Dormitory Authority Revenue Bonds, Series 2024
5.000% due 03/15/2054	700	767
5.500% due 07/01/2054	1,400	1,620
New York State Environmental Facilities Corp. Revenue Bonds, Series 2022 4.000% due 06/15/2047	1,750	1,770
New York State Housing Finance Agency Revenue Bonds, Series 2024 4.600% due 11/01/2054	850	849
New York State Thruway Authority Revenue Bonds, Series 2019 4.000% due 01/01/2039	1,250	1,274
New York State Thruway Authority Revenue Bonds, Series 2021 4.000% due 01/01/2040	750	764
New York State Thruway Authority Revenue Bonds, Series 2022 5.000% due 03/15/2055	400	433
New York State Urban Development Corp. Revenue Bonds, Series 2019 4.000% due 03/15/2045	600	601
New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2047	3,000	3,312
5.000% due 03/15/2063	1,500	1,628
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.125% due 06/30/2060	1,200	1,254
New York Transportation Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2046	700	700
5.250% due 01/01/2050	855	855
New York Transportation Development Corp. Revenue Bonds, Series 2020
4.375% due 10/01/2045	1,670	1,637
5.000% due 10/01/2040	800	831
Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019 4.000% due 12/01/2049	1,300	1,301
Port Authority of New York & New Jersey Revenue Bonds, Series 2017 5.250% due 10/15/2057	4,500	4,677
Port Authority of New York & New Jersey Revenue Bonds, Series 2020 4.000% due 07/15/2060	350	332
Port Authority of New York & New Jersey Revenue Bonds, Series 2023 5.000% due 12/01/2043	475	517
Riverhead IDA Economic Job Development Corp., New York Revenue Bonds, (FNMA Insured), Series 2023 4.500% due 02/01/2041	697	719
Schenectady County Capital Resource Corp. Union College Project, New York Revenue Bonds, Series 2022 5.000% due 07/01/2032	340	395

Schedule of Investments PIMCO New York Municipal Income Fund (Cont.)	September 30, 2024 (Unaudited)

Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021 5.125% due 11/01/2041	350	320
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	5,000	539
4.000% due 06/01/2050	500	473
The Genesee County Funding Corporation Tax-Exempt, New York Revenue Bonds, Series 2022 5.250% due 12/01/2052	1,000	1,051
Town of Hempstead, New York General Obligation Bonds, Series 2024 4.000% due 05/01/2047	750	763
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 5.250% due 05/15/2062	1,500	1,644
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2024 5.000% due 05/15/2049	700	772
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019 5.000% due 11/15/2043	500	530
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2024 5.250% due 05/15/2054	1,300	1,457
TSASC, Inc., New York Revenue Bonds, Series 2017 5.000% due 06/01/2041	2,000	2,043
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017 5.250% due 09/15/2047	500	431
Utility Debt Securitization Authority, New York Revenue Bonds, Series 2023 5.000% due 12/15/2050	2,500	2,800

		99,346

NORTH DAKOTA 0.0%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(a)	230	0

PENNSYLVANIA 0.7%
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	425	490

PUERTO RICO 3.6%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (b)	7,700	520
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	729	470
0.000% due 11/01/2051	766	502
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021 4.000% due 07/01/2041	450	436
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2051 (b)	2,580	636

		2,564

TEXAS 0.5%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	160	111
12.000% due 12/01/2045	275	246

		357

VIRGINIA 0.9%
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (b)	6,000	198
5.500% due 07/01/2044	500	453

		651

WISCONSIN 0.7%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2022 4.000% due 12/01/2051	525	505

Total Municipal Bonds & Notes (Cost $105,621)		106,532

Total Investments in Securities (Cost $105,621)		106,532

Total Investments 151.4% (Cost $105,621)		$106,532
Auction Rate Preferred Shares (0.7)%		(475)
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (58.1)%		(40,908)
Other Assets and Liabilities, net 7.4%		5,212

Net Assets Applicable to Common Shareholders 100.0%		$70,361

Schedule of Investments PIMCO New York Municipal Income Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^				Security is in default.
(a)				Security is not accruing income as of the date of this report.
(b)				Zero coupon security.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$12	$0	$12
California	0	913	0	913
Delaware	0	1,023	0	1,023
New Hampshire	0	671	0	671
New York	0	99,346	0	99,346
Pennsylvania	0	490	0	490
Puerto Rico	0	2,564	0	2,564
Texas	0	357	0	357
Virginia	0	651	0	651
Wisconsin	0	505	0	505

Total Investments	$0	$106,532	$0	$106,532

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated Pacific Investment Management Company LLC (“PIMCO”) as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2024, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	FNMA	Federal National Mortgage Association

Other Abbreviations:
TBA	To-Be-Announced